Post balance sheet events (Details) - Subsequent Event [Member] $ in Thousands	Feb. 02, 2018 USD ($) ft²
Post balance sheet events [Abstract]
Additional lease space | ft²	4,300
Purchase of lab equipment | $	$ 750